Inventory (Details) - Consolidated entity - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories [Line items]
Work in progress	€ 83	€ 42
Finished goods	263	13
Inventory	€ 346	€ 55